INTANGIBLE ASSETS OTHER THAN GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [text block] [Abstract]
Schedule of intangible assets
	Classes of intangible assets		Classes of intangible assets
	(net)		(gross)
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$
Airport slots	587,214	627,742	587,214	627,742
Loyalty program	190,542	204,615	190,542	204,615
Computer software	136,135	139,113	463,478	528,097
Developing software	104,874	68,521	105,673	69,379
Trademarks (1)	-	6,340	36,723	39,803
Other assets	127	228	1,315	1,315
Total	1,018,892	1,046,559	1,384,945	1,470,951

Schedule of movement in intangible assets other than goodwill
	Computer			Trademarks
	software	Developing	Airport	and loyalty
	Net	software	slots (2)	program (1) (2)	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2019	156,469	151,853	828,969	303,781	1,441,072
Additions	278	91,371	47,587	-	139,236
Withdrawals	(270)	(1,123)	-	-	(1,393)
Transfer software	136,935	(140,102)	-	-	(3,167)
Foreign exchange	(1,981)	(2,806)	(30,597)	(11,612)	(46,996)
Amortization	(70,107)	-	-	(10,404)	(80,511)
Adjustment application IAS 29 by hyperinflation Argentina	-	-	-	-	-
Closing balance as of December 31, 2019	221,324	99,193	845,959	281,765	1,448,241

Opening balance as of January 1, 2020	221,324	99,193	845,959	281,765	1,448,241
Additions	45	76,331	-	-	76,376
Withdrawals	(333)	(454)	(36,896)	-	(37,683)
Transfer software	101,015	(99,890)	-	-	1,125
Foreign exchange	(20,242)	(6,659)	(181,321)	(63,478)	(271,700)
Amortization	(162,468)	-	-	(7,332)	(169,800)
Closing balance as of December 31, 2020	139,341	68,521	627,742	210,955	1,046,559

Opening balance as of January 1, 2021	139,341	68,521	627,742	210,955	1,046,559
Additions	-	82,798	-	-	82,798
Withdrawals	(275)	(429)	-	-	(704)
Transfer software	46,144	(45,657)	-	(352)	135
Foreign exchange	(3,571)	(359)	(40,528)	(14,276)	(58,734)
Amortization	(45,377)	-	-	(5,785)	(51,162)
Closing balance as of December 31, 2021	136,262	104,874	587,214	190,542	1,018,892

(1)	In 2016, the Company resolved to adopt a unique name and identity, and announced that the group’s brand will be LATAM, which united all the companies under a single image.

The estimate of the new useful life is 5 years, equivalent to the period necessary to complete the change of image.

At December 31, 2021 TAM’s trademark is fully amortized

(2)	See Note 2.5

(3)	In 2020, a digital transformation was implemented (LATAM XP), as a result some projects became obsolete and were fully amortized.

Schedule of recoverable values
CGU
Air transport
Annual growth arte (Terminal)%		1.1 – 2.5
Exchange rate (1)	R$/US$	5.4 – 5.7
Discount rate base don the weighted average Cost of Capital (WACC)%		8.60 – 10.60
Fuel Price from future prices curves Commodities markets	US$/barrel	71 - 73

(1)	In line with expectations of the Central Bank of Brazil.

Schedule of annual growth rates, discounts, exchange rates and fuel price
	Increase	Decrease rate	Increase
	WACC	Terminal growth	Fuel Price
	Maximum	Minimal	Maximum
	%	%
Air Transportation CGU	10.6	1.1	100-114